Capital surplus and retained earnings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital surplus and retained earnings
22.	Capital surplus and retained earnings

The reconciliation between the opening and closing balances of each component of the Group’s consolidated equity is set out in the consolidated statements of changes in equity.

a)	Capital surplus

Details of the Group’s capital surplus are set out below:

	December 31, 2016	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	NT$000	US$000
Share premium	6,473,471	5,873,743	5,873,743	191,890
Restricted shares	408,051	390,401	382,506	12,496
Others	7,304	7,304	7,304	239

	6,888,826	6,271,448	6,263,553	204,625

Pursuant to the ROC Company Act, any capital surplus arising from paid-in capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficits or to issue new stocks or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficits. Furthermore, the ROC Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above may not exceed 10% of the paid-in capital each year. Capital surplus may not be used to cover accumulated deficits unless the legal reserve is insufficient.

b)	Retained earnings

(a)	According to the Company’s Articles of Incorporation, current year’s earnings before tax, if any, shall be distributed in the following order:

i)	Pay all taxes and duties;

ii)	Offset prior years’ operating losses, if any;

iii)	Set aside 10% of the remaining amount after deducting i) and ii) as legal reserve;

iv)	Appropriate or reverse a certain amount as special reserve according to the relevant regulations;

v)	After items i), ii), iii) and iv) were deducted, the remaining amount may be distributed as shareholders’ dividend.

(b)

The Company’s dividend policy is summarized below: as the Company operates in a volatile business environment, the dividend is distributed taking into consideration the Company’s financial structure, operating results and future expansion plans. The earnings distribution of the Company may be made by way of cash dividends or stock dividends; provided that cash dividends shall account for at least 10% of the total dividends distributed. The earnings distribution will be proposed by the Board of Directors and approved at the shareholders’ meeting.

(c)

Legal reserve can only be used to offset deficits or increase capital in issuing ordinary shares or in distribution cash. The amount of legal reserve that may be used to increase capital or distribute cash shall be limited to the portion of the reserve balance exceeding 25% of the capital stock.

(d)

In accordance with the regulations, the Company must set aside a special reserve from the debit balance on other equity items at the statements of financial position date before distributing earnings. When the debit balance on other equity items is reversed subsequently, the reversed amount may be included in the distributable earnings.

(e)	The distribution of 2015, 2016 and 2017 were resolved at the shareholders’ meetings on May 31, 2016, May 26, 2017 and June 26, 2018, respectively. Details are summarized below:

	2015		2016		2017
	Amount	Distribution per share	Amount	Distribution per share	Amount	Distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	223,047		28,680		302,653
Cash dividend	1,792,553	2.09	257,026	0.30	256,806	0.30
Cash distribution from capital surplus	—	—	599,728	0.70	—	—